INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	$ 21,419	$ 20,475
Less: accumulated amortization	(5,334)	(2,696)
Accumulated impairment loss	(1,906)	(79)
Intangible assets, net	14,179	17,700
Amortization expenses	2,431	2,224	$ 529
Impairment loss for intangible assets	1,720	79	$ 0
Estimated amortization expenses
2020	2,372
2021	1,972
2022	1,017
2023	770
2024	27
Thereafter	255
Trademark
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	1,551	1,350
Student base
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	7,939	7,526
Initial franchise
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	1,626	1,626
Brand
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	1,195	1,120
Non-compete agreement
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	674	632
Customer relationships
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	92	86
Software and courses
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	545	340
Contracts
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	31	29
Trademark
INTANGIBLE ASSETS, NET
Intangible assets not subject to amortization	$ 7,766	$ 7,766